Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities	Mar. 31, 2024 USD ($)
Schedule Of Maturity Analysis Of Operating Lease Liabilities Abstract
2024	$ 575,547
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	1,250,598
Less interest	74,585
Present value of lease liabilities	$ 1,176,013